LEGAL CLAIMS AND OTHER MATTERS (Details) $ in Thousands		12 Months Ended
	Jun. 04, 2021 Extension	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)
LEGAL CLAIMS AND OTHER MATTERS [Abstract]
Validity period of precautionary measure		6 months
Extended Validity Period of Precautionary Measure		6 months
Number of extensions obtained | Extension	12
Provision amount on environmental matters		$ 91,087	$ 176,639
Provision for other matters		$ 330,008	$ 366,714